Impairment of Mineral Stream Interests - Schedule of Impairment of Mineral Stream Interests (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 228,680
Silver interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	228,680
Silver interests [member] | Other silver interests [member] | Pascua-Lama [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 228,680